FINANCIAL RISK MANAGEMENT ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments	The Group’s financial assets and liabilities are classified as set out below:

Figures in millions - US Dollars	At fair value through profit or loss	At fair value through other comprehensive income	At amortised cost
2023

Financial assets
Other investments	1	—	—
Trade, other receivables and other assets	48	—	33
Loan receivable	—	—	506
Restricted cash	—	—	68
Cash and cash equivalents	—	—	964

Financial liabilities
Borrowings	—	—	2,239
Lease liabilities	—	—	171
Trade payables and accruals	—	—	592
Derivative financial liabilities	15	—	—
Bank overdraft	—	—	9

2022

Financial assets
Other investments	1	2	—
Trade, other receivables and other assets	12	—	31
Restricted cash	—	—	60
Cash and cash equivalents	—	—	1,108

Financial liabilities
Borrowings	—	—	1,983
Lease liabilities	—	—	186
Trade payables and accruals	—	—	542
Derivative financial liabilities	6	—	—
Bank overdraft	—	—	2

2021

Financial assets
Other investments	1	116	—
Trade, other receivables and other assets	25	—	64
Restricted cash	—	—	58
Cash and cash equivalents	—	—	1,154

Financial liabilities
Borrowings	—	—	1,909
Lease liabilities	—	—	185
Trade payables and accruals	—	—	473

Figures in millions - US Dollars	2023		2022
	Financial asset / (liability)	Income statement gain / (loss)	Financial asset / (liability)	Income statement gain / (loss)

Summary of derivatives

Gold zero-cost collars	(15)	(13)	—	—
Brent Crude oil forward contracts	—	(1)	(6)	(6)

A reconciliation of the deferred compensation asset included in the statement of financial position is set out in the following table:

	US Dollar millions
Figures in millions	2023	2022	2021
Opening balance	12	25	28
Unwinding of the deferred compensation asset	1	1	2
Changes in estimates - fair value adjustments (1)	14	(13)	(3)
Sale of Gramalote	22
Translation	(1)	(1)	(2)
Closing balance (2)	48	12	25

(1) Included in the income statement in foreign exchange and fair value adjustments.
(2) Included in the statement of financial position in non-current trade, other receivables and other assets.

Quantitative data for entity's exposure to risk	The table below shows the significant currency exposure which arises mainly on borrowings and cash denominated in a currency other than the functional currency of entities within the Group. The amounts have been presented in US dollar by converting the foreign currency amount at the closing rate at the reporting date.

	US Dollars
Figures in millions	2023	2022	2021

Cash and cash equivalents
Argentinean peso	89	116	129
South African rand	50	88	86
Australian dollar	47	33	52

Borrowings
Australian dollar	—	38	33
Tanzanian shilling	126	88	47

Interest rate risk arising from borrowings is offset by cash and cash equivalents and restricted cash held at variable rates.

	US Dollar millions
Figures in millions	2023	2022	2021

Fixed rate instruments
Borrowings	1,738	1,735	1,733

Variable rate instruments
Restricted cash	68	60	58
Cash and cash equivalents	742	805	897
Borrowings	501	248	176
Joint venture loan receivable	506	—	—

Sensitivity analysis for types of market risk	The following table discloses the approximate foreign exchange risk sensitivities at 31 December (assuming all other variables remain constant). Management reasonably expects profit or loss to increase/(decrease) by the following sensitivities:

		US Dollar millions
Figures in millions		2023	2022 (1)	2021 (1)

Cash and cash equivalents
Argentinean peso (ARS/$)	Spot +10%	(8)	(6)	(11)
South African rand (ZAR/$)	Spot +10%	(5)	(7)	(7)
Australian dollar (AUD/$)	Spot +10%	(4)	(2)	(4)

Argentinean peso (ARS/$)	Spot -10%	10	7	14
South Africa rand (ZAR/$)	Spot -10%	6	9	9
Australian dollar (AUD/$)	Spot -10%	5	2	4

Borrowings
Tanzanian shilling (TZS/$)	Spot +10%	11	9	5
Australian dollar (AUD/$)	Spot +10%	—	2	2

Tanzanian shilling (TZS/$)	Spot -10%	(14)	(11)	(6)
Australian dollar (AUD/$)	Spot -10%	—	(2)	(2)

(1)The sensitivity analysis for the comparative periods were calculated at Spot (+ARS10) and Spot (-ARS10) for Argentinean peso, Spot (+ZAR1.5) and Spot (-
ZAR1.5) for South African rand,  Spot (+AUD0.1) and Spot (-AUD0.1) for Australian dollar and  Spot (+TZS250) and Spot (-TZS250) for Tanzanian shilling.
Management reasonably expects profit or loss to increase/(decrease) by the following sensitivities:

		US Dollar millions
Figures in millions		2023	2022 (1)	2021 (1)

Joint venture loan receivable
United States dollar (2)	1% increase	5

Cash and cash equivalents
United States dollar	1% increase	5	5	3
Australian dollar	1% increase	—	1	1
South African rand	1% increase	—	1	1
Argentinean peso	1% increase	1	3	3

Borrowings
United States dollar	1% increase	(4)	(1)	(1)
Australian dollar	1% increase	—	(1)	(1)
Tanzanian shilling	1% increase	(1)	(2)	(1)

(1)The sensitivity analysis for the comparative periods were calculated at 100 basis points increase for the United States dollar, 150 basis points increase for the
Australian dollar, 150 basis points increase for South African rand and 250 basis points increase for the Argentinean peso.
(2)Loan to Kibali (Jersey) Limited which holds AngloGold Ashanti’s effective 45% interest in Kibali Goldmines S.A.

Maturity analysis for financial liabilities

Figures in millions - US Dollars	Within one year	Between one and two years	Between two and five years	After five years	Total

2023
Derivative financial liabilities
Gold zero-cost collar	15	—	—	—	15

Non-derivative financial liabilities
Trade payables and accruals	592	—	—	—	592
Bank overdraft	9	—	—	—	9
Borrowings	312	160	1,255	1,277	3,004
Lease liabilities	75	65	18	29	187
	1,003	225	1,273	1,306	3,807

2022
Derivative financial liabilities
Oil forward contracts	6	—	—	—	6

Non-derivative financial liabilities
Trade payables and accruals (Restated (1))	542	—	—	—	542
Bank overdraft	2	—	—	—	2
Borrowings	102	249	326	2,098	2,775
Lease liabilities	79	63	59	2	203
	731	312	385	2,100	3,528

2021
Non-derivative financial liabilities
Trade payables and accruals (Restated (1))	473	—	—	—	473
Borrowings	119	115	332	2,169	2,735
Lease liabilities	68	50	74	10	202
	660	165	406	2,179	3,410
(1)Comparative periods have been retrospectively restated. Refer to note 26.

Disclosure of maturity analysis for non-derivative financial liabilities

Figures in millions - US Dollars	Within one year	Between one and two years	Between two and five years	After five years	Total

2023
Derivative financial liabilities
Gold zero-cost collar	15	—	—	—	15

Non-derivative financial liabilities
Trade payables and accruals	592	—	—	—	592
Bank overdraft	9	—	—	—	9
Borrowings	312	160	1,255	1,277	3,004
Lease liabilities	75	65	18	29	187
	1,003	225	1,273	1,306	3,807

2022
Derivative financial liabilities
Oil forward contracts	6	—	—	—	6

Non-derivative financial liabilities
Trade payables and accruals (Restated (1))	542	—	—	—	542
Bank overdraft	2	—	—	—	2
Borrowings	102	249	326	2,098	2,775
Lease liabilities	79	63	59	2	203
	731	312	385	2,100	3,528

2021
Non-derivative financial liabilities
Trade payables and accruals (Restated (1))	473	—	—	—	473
Borrowings	119	115	332	2,169	2,735
Lease liabilities	68	50	74	10	202
	660	165	406	2,179	3,410
(1)Comparative periods have been retrospectively restated. Refer to note 26.

Analysis of credit exposure	Overview of the credit risk profile of financial institutions is as follows:

	US Dollars
Figures in millions	2023	2022	2021

Cash and cash equivalents
Low (AAA to A-)	82%	81%	74%
Medium (BBB to B-)	12%	11%	15%
High (CCC+ and below)	6%	8%	11%

Restricted cash
Low (AAA to A-)	16%	14%	14%
Medium (BBB to B-)	84%	86%	86%

Disclosure of fair value measurement of assets	The table below represents financial instruments measured at fair value at the reporting date, or for which fair value is disclosed at 31 December.

Figures in millions	US Dollars
	Fair value	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Valuation method	Significant inputs	Fair value hierarchy of inputs
	As at Dec	As at Dec	As at Dec	As at Dec	As at Dec	As at Dec
Financial instrument	2023		2022		2021

At fair value through profit and loss
Deferred compensation asset - Mponeng (1)	26	26	12	12	25	25	Probability weighted discounted cash flow	The production plan over the deferred compensation period and discount rates.	Level 3
Deferred compensation asset – Gramalote (1)	22	22	—	—	—	—	Probability weighted discounted cash flow	Stage gate payments over the deferred compensation period and discount rates.	Level 3
Derivative financial liability - gold zero-cost collar contracts (2)	15	15	—	—	—	—	Black-Scholes-Merton option pricing model	Forward and spot prices, the number of outstanding ounces of gold on open contracts, risk free rates and volatilities.	Level 2
Derivative financial liability - Brent Crude oil forward contracts (2)	—	—	6	6	—	—	Black-Scholes-Merton option pricing model	Forward and spot prices, the number of outstanding barrels of oil on open contracts, risk free rates and volatilities.	Level 2
At fair value through other comprehensive income
Listed equity investments	—	—	2	2	116	116			Level 1
At amortised cost
Borrowings - Rated bonds	1,567	1,738	1,578	1,735	1,835	1,733			Level 1
Borrowings - Revolving Credit Facilities	501	501	248	248	176	176	Discounted cash flow	Market related interest rates	Level 3 (3)
Joint venture loan receivable	506	506	—	—	—	—	Discounted cash flow	Market related interest rates	Level 3

(1) Included in the statement of financial position in current and non-current trade, other receivables and other assets.
(2) Included in the statement of financial position in current trade and other payables.
(3) The fair value hierarchy level has been revised to level 3.

Disclosure of fair value measurement of liabilities	The table below represents financial instruments measured at fair value at the reporting date, or for which fair value is disclosed at 31 December.

Figures in millions	US Dollars
	Fair value	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Valuation method	Significant inputs	Fair value hierarchy of inputs
	As at Dec	As at Dec	As at Dec	As at Dec	As at Dec	As at Dec
Financial instrument	2023		2022		2021

At fair value through profit and loss
Deferred compensation asset - Mponeng (1)	26	26	12	12	25	25	Probability weighted discounted cash flow	The production plan over the deferred compensation period and discount rates.	Level 3
Deferred compensation asset – Gramalote (1)	22	22	—	—	—	—	Probability weighted discounted cash flow	Stage gate payments over the deferred compensation period and discount rates.	Level 3
Derivative financial liability - gold zero-cost collar contracts (2)	15	15	—	—	—	—	Black-Scholes-Merton option pricing model	Forward and spot prices, the number of outstanding ounces of gold on open contracts, risk free rates and volatilities.	Level 2
Derivative financial liability - Brent Crude oil forward contracts (2)	—	—	6	6	—	—	Black-Scholes-Merton option pricing model	Forward and spot prices, the number of outstanding barrels of oil on open contracts, risk free rates and volatilities.	Level 2
At fair value through other comprehensive income
Listed equity investments	—	—	2	2	116	116			Level 1
At amortised cost
Borrowings - Rated bonds	1,567	1,738	1,578	1,735	1,835	1,733			Level 1
Borrowings - Revolving Credit Facilities	501	501	248	248	176	176	Discounted cash flow	Market related interest rates	Level 3 (3)
Joint venture loan receivable	506	506	—	—	—	—	Discounted cash flow	Market related interest rates	Level 3

(1) Included in the statement of financial position in current and non-current trade, other receivables and other assets.
(2) Included in the statement of financial position in current trade and other payables.
(3) The fair value hierarchy level has been revised to level 3.